Operating lease liability (Tables)	12 Months Ended
Mar. 31, 2023
Operating lease liability
Schedule of operating lease liabilities

	As of
	March 31,	March 31,
	2023	2022
Shenzhen Wan	$138,492	$—
Longcheng Car	86,330	—
Total	224,822	—

Schedule of analyzed operating lease liability

	As of
	March 31,	March 31,
	2023	2022
Operating Lease Liability-noncurrent	$—	$—
Operating Lease Liability-current	224,822	—
Total	224,822	—

Schedule of maturity analysis of operating lease liabilities

Discount rate at commencement	$3.6500%
One year	228,022
Two years	—
Total undiscounted cash flows	228,022
Total operating lease liabilities	224,822
Difference between undiscounted cash flows and discounted cash flows	$3,200